Victory Pioneer Fundamental Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.68%	12.79%	12.62%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.29%	10.71%	11.01%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.37%	9.87%	10.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.53%	13.32%	12.51%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.82%	14.54%	13.73%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	16.98%	13.70%	12.90%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	17.71%	14.42%	13.61%